Related parties (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Related Parties [Abstract]
Schedule of Controlling Interests

The main shareholders of GeoPark Limited, a company registered in Bermuda, as of December 31, 2020, are:

	Common	Percentage of outstanding
Shareholder	shares	common shares
James F. Park (a)	8,307,416	13.61%
Gerald E. O’Shaughnessy (b)	6,538,220	10.71%
Compass Group LLC (c)	6,043,917	9.90%
Renaissance Technologies LLC (d)	4,112,342	6.74%
Other shareholders	36,027,877	59.03%
	61,029,772	100.00%
(a)

Held by GoodRock LLC (formerly known as Energy Holdings, LLC), which is controlled by James F. Park. The information set forth above and listed in the table is based solely on the disclosure set forth in Mr. Park’s most recent Schedule 13G filed with the SEC on February 16, 2021.

(b)

Held by Mr. O’Shaughnessy directly and indirectly through GP Investments LLP, GPK Holdings, The Globe Resources Group, Inc., and other investment vehicles. The information set forth above and listed in the table is based solely on the disclosure set forth in Mr. O´Shaughnessy’s most recent Schedule 13G filed with the SEC on February 12, 2021.

(c)	The information set forth above and listed in the table is based solely on the disclosure set forth in Compass Group LLC’s most recent Schedule 13G filed with the SEC on February 1, 2021.
(d)	The information set forth above and listed in the table is based solely on the disclosure set forth in Renaissance’s most recent Schedule 13G filed with the SEC on February 11, 2021.

Schedule of Balances Outstanding and Transactions with Related Parties

Balances outstanding and transactions with related parties

		Balances
	Transaction	at year
Account (Amounts in US$ ´000)	in the year	end	Related Party	Relationship
2020
To be recovered from co-venturers	—	2,236	Joint Operations	Joint Operations
To be paid to co-venturers	—	(5,760)	Joint Operations	Joint Operations
Geological and geophysical expenses	130	—	Carlos Gulisano	Non-Executive Director (a)
Administrative expenses	561	—	Pedro E. Aylwin	Executive Director (b)
2019
To be recovered from co-venturers	—	1,035	Joint Operations	Joint Operations
To be paid to co-venturers	—	(4,803)	Joint Operations	Joint Operations
Geological and geophysical expenses	160	—	Carlos Gulisano	Non-Executive Director (a)
Administrative expenses	581	—	Pedro E. Aylwin	Executive Director (b)
2018
To be recovered from co-venturers	—	1,819	Joint Operations	Joint Operations
To be paid to co-venturers	—	(8,449)	Joint Operations	Joint Operations
Financial results	1,606	—	LGI	Partner
Geological and geophysical expenses	170	—	Carlos Gulisano	Non-Executive Director (a)
Administrative expenses	547	—	Pedro E. Aylwin	Executive Director (b)
(a)	Corresponding to consultancy services.
(b)	Corresponding to wages and salaries for US$ 336,000 (US$ 390,000 in 2019 and US$ 417,000 in 2018) and bonus for US$ 225,000 (US$ 191,000 in 2019 and US$ 130,000 in 2018).